Note 10 - Components of Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2017	December 31, 2016

Accrued payroll, commission and benefits	$365,709	$267,715
Accrued project management costs	47,866	41,499
Value added tax payable	25,730	24,605
Customer advances	12,926	10,432
Accrued contract costs (overbillings)	12,891	16,713
Other	50,977	38,795

	$516,099	$399,759